Decommissioning Liabilities - Summary of Decommissioning Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Beginning balance	$ 1,248	$ 1,235
Acquisitions (Note 5)	2,856	0
Liabilities Incurred	30	14
Liabilities Settled	(144)	(42)
Liabilities Disposed	(140)	(2)
Transfers to Liabilities Related to Assets Held for Sale (Note 16)	(128)	0
Change in Estimated Future Cash Flows	(472)	13
Change in Discount Rates	450	(28)
Unwinding of Discount on Decommissioning Liabilities (Note 7)	199	57
Foreign Currency Translation	7	1
Ending balance	$ 3,906	$ 1,248